UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2008
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 5, 2008

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 6-30-08
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     66
Form 13F Information Table Value Total:     $130,483,232

List of Other Included Managers: None

Name of Issuer                                    Class   Cusip        Market          Shares     Inv Auth  Mngr    Voting Auth
                                                                                                                      None



3M Co.                                            Common  88579Y101            3645124     52380     Sole                52380
AT&T Corp.                                        Common  00206R102             889753     26410     Sole                26410
Abbott Laboratories                               Common  002824100             302565      5712     Sole                 5712
Affymetrix                                        Common  00826T108            1075305    104500     Sole               104500
American Tower Systems Class A                    Common  029912201            2324595     55020     Sole                55020
Anadarko Petroleum                                Common  032511107             688528      9200     Sole                 9200
Anheuser Busch Cos. Inc.                          Common  035229103             233447      3758     Sole                 3758
Automatic Data Processing, Inc.                   Common  053015103            3245155     77450     Sole                77450
BP P.L.C.                                         Common  055622104            4133919     59421     Sole                59421
Bank of America Corp.                             Common  060505104             393569     16488     Sole                16488
Barrick Gold Corp                                 Common  067901108             352215      7741     Sole                 7741
Berkshire Hathaway, Inc.Class B                   Common  084670207             569704       142     Sole                  142
Chevron Corp.                                     Common  166764100             528363      5330     Sole                 5330
Chubb Corp                                        Common  171232101            4123309     84132     Sole                84132
Citrix Systems Inc.                               Common  177376100             897005     30500     Sole                30500
Clorox Company                                    Common  189054109            3836178     73490     Sole                73490
Coca Cola                                         Common  191216100             651621     12536     Sole                12536
Colgate Palmolive                                 Common  194162103            3137140     45400     Sole                45400
ConocoPhillips                                    Common  20825C104            3987694     42247     Sole                42247
Dow Chemical                                      Common  260543103            3733485    106946     Sole               106946
DuPont                                            Common  263534109             549807     12819     Sole                12819
Electronic Data Systems                           Common  285661104            2171030     88110     Sole                88110
Eli Lilly & Company                               Common  532457108             523454     11340     Sole                11340
Emerson Electric Co.                              Common  291011104            1709437     34569     Sole                34569
Exxon Mobil Corp.                                 Common  30231G102            6199329     70343     Sole                70343
FPL Group Inc                                     Common  302571104             472176      7200     Sole                 7200
General Electric                                  Common  369604103            2295207     85995     Sole                85995
General Mills, Inc.                               Common  370334104             237003      3900     Sole                 3900
HCP,Inc.                                          Common  40414l109             251299      7900     Sole                 7900
Hartford Financial Services Group                 Common  416515104            2385216     36940     Sole                36940
Heartland Express Inc.                            Common  422347104             421953     28300     Sole                28300
Hershey Foods Corp.                               Common  427866108            2269228     69226     Sole                69226
Honeywell, Inc                                    Common  438516106             211176      4200     Sole                 4200
Hubbell Inc. Class B                              Common  443510201             322947      8100     Sole                 8100
Intel Corp.                                       Common  458140100            1904675     88672     Sole                88672
International Business Machines                   Common  459200101            1369614     11555     Sole                11555
International Flavors & Fragrances                Common  459506101            4500688    115225     Sole               115225
J.P. Morgan Chase                                 Common  46625H100            1029986     30020     Sole                30020
Johnson & Johnson                                 Common  478160104            3331718     51783     Sole                51783
Medco Health Solutions                            Common  58405U102            2859848     60590     Sole                60590
Medtronic Inc.                                    Common  585055106            2880922     55670     Sole                55670
Merck                                             Common  589331107            5073376    134608     Sole               134608
Microsoft Corp                                    Common  594918104             411274     14950     Sole                14950
Newmont Mining Corp                               Common  651639106            4818280     92375     Sole                92375
Northern Trust Corp.                              Common  665859104            4612567     67268     Sole                67268
PepsiCo                                           Common  713448108            2825622     44435     Sole                44435
Pfizer, Inc                                       Common  717081103             764592     43766     Sole                43766
Procter & Gamble                                  Common  742718109            5966738     98121     Sole                98121
Progress Energy, Inc.                             Common  743263105             779377     18632     Sole                18632
Questar Corp.                                     Common  748356102            2870016     40400     Sole                40400
Royal Dutchshell Class A Adr                      Common  780257804             708344      8669     Sole                 8669
Schlumberger Ltd                                  Common  806857108            1407333     13100     Sole                13100
Sigma Aldrich                                     Common  826552101            4429446     82240     Sole                82240
Staples, Inc.                                     Common  855030102            2740441    115387     Sole               115387
Sysco                                             Common  871829107            1432501     52072     Sole                52072
The Scotts Company                                Common  810186106            1655094     94200     Sole                94200
Time Warner, Inc.                                 Common  887317105            1577162    106565     Sole               106565
Union Pacific                                     Common  907818108             377500      5000     Sole                 5000
United Parcel Service, Inc.                       Common  911312106            2682858     43645     Sole                43645
Verizon Communications                            Common  92343V104             718054     20284     Sole                20284
Wal-Mart Stores, Inc.                             Common  931142103             212661      3784     Sole                 3784
Walgreen Company                                  Common  931422109            1549589     47665     Sole                47665
Weyerhaeuser Co                                   Common  962166104             509661      9966     Sole                 9966
Whole Foods Market                                Common  966837106            1412516     59625     Sole                59625
Wm.Wrigley Jr. Company                            Common  982526105             319909      4113     Sole                 4113
Wyeth                                             Common  983024100            3982934     83047     Sole                83047
                                                                             130483232


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